United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/2011

Date of Reporting Period:  Quarter ended 02/28/11

Item 1.                      Schedule of Investments

Federated Global Equity Fund

Portfolio of Investments

February 28, 2011 (unaudited)

Principal Amount or Shares			Value in U.S. Dollars
		COMMON STOCKS – 92.6%
		Denmark – 10.6%
360		Carlsberg A/S, Class B	$38,312
3,400	[1]	Christian Hansen Holdings A/S	78,975
9		A.P. Moller-Maersk A/S	89,367
1,400		Danisco A/S	171,534
6,900		Danske Bank A/S	162,060
3,900		DSV, De Sammensluttede Vognmad AS	90,156
7,200		GN Store Nord AS	70,361
5,000		H. Lundbeck AS	114,288
2,350		Novo Nordisk, Class B	295,979
600		Royal Unibrew A/S	38,867
		TOTAL	1,149,899
		Germany – 11.8%
1,300		Allianz SE	187,288
1,500		BASF SE	124,734
1,100		Bilfinger Berger AG	92,231
700		Continental AG	59,166
1,500		Daimler AG	105,670
2,400		Deutsche Lufthansa AG	49,066
5,000		Deutsche Telekom AG, Class REG	67,239
550		Fresenius SE & Co KGaA	50,176
300		Man SE	38,091
750		Metro AG	54,853
1,200		MTU Aero Engines GmbH	80,007
500		Muenchener Rueckversicherungs-Gesellschaft AG	83,453
1,800		Siemens AG	242,406
1,600		Suedzucker AG	43,938
		TOTAL	1,278,318
		Indonesia – 4.8%
75,500		Perusahaan Gas Negara PT	30,383
200,000		PT Adaro Energy	55,546
11,500		PT Astra International	67,854
55,000		PT Bank Central Asia	39,279
48,000		PT Bank Mandiri	31,559
102,559		PT Bank Negara Indonesia	41,272
70,000		PT Bank Rakyat Indonesia	37,295
49,000		PT Indofood Sukses Makmur	26,385
100,000	[1]	PT International Nickel Indonesia Tbk (INCO)	57,247
1,000		PT Telekomunikasi Indonesia, Class CS, ADR	34,190
24,000		PT Unilever Indonesia	44,074
19,000		PT United Tractors	49,969
		TOTAL	515,053
		Japan – 6.9%
12,000		Asahi Kasei Corp.	82,733
3,200		Daiichi Sankyo Co. Ltd.	68,534
11,000		Kaneka Corp.	80,680
1

Principal Amount or Shares			Value in U.S. Dollars
11,000		Mitsubishi Chemical Holdings Corp.	80,276
5,000		Mitsubishi Electric Corp.	59,104
12,000		Mitsui Chemicals, Inc.	44,740
18,000		NEC Corp.	49,508
6,100		Nomura Holdings, Inc.	38,626
6,400		Sumitomo Electric Industries	93,491
1,200		Takeda Pharmaceutical Co. Ltd.	59,630
7,000		Tokuyama Corp.	36,795
8,000		Toshiba Corp.	52,319
		TOTAL	746,436
		Mexico – 9.3%
3,500		Alfa, SA de CV, Class A	43,550
5,500		America Movil SAB de CV, Class L, ADR	315,810
2,000		Fomento Economico Mexicano, SA de CV, ADR	112,460
27,100		Grupo Financiero Banorte SA de CV	122,932
9,100		Grupo Financiero Banorte SA de CV, Class O	38,182
1,700		Grupo Televisa SA, GDR	40,154
1,250		Industrias Penoles SA Tbk	43,483
8,600		Mexichem SA de CV	30,975
42,000		Nuevo Grupo Mexico SA, Class B	160,053
35,100		Wal-Mart de Mexico SAB de CV	100,580
		TOTAL	1,008,179
		Norway – 10.2%
9,200		DNB NOR Bank ASA	142,266
2,400		Fred Olsen Energy ASA	100,882
1,400		Frontline Ltd.	37,849
5,100		SeaDrill Ltd.	194,339
9,100		Statoil ASA	239,841
3,400	[1]	Subsea 7 SA	87,365
8,400		Telenor ASA	139,270
3,100		Yara International ASA	164,350
		TOTAL	1,106,162
		South Korea – 6.4%
2,500		Daewoo Shipbuilding & Marine Engineering Co. Ltd.	76,419
1,300		Hana Financial Group, Inc.	51,832
1,900		Hanwha Chemical Corp.	56,563
150		Hyundai Heavy Industries Co. Ltd.	57,813
500		Hyundai Motor Co.	78,855
2,200	[1]	KIA Motors Corp.	111,886
180		Samsung Electronics Co. Ltd.	147,202
1,400		Samsung Heavy Industries Co. Ltd.	45,151
400		SK Innovation Co. Ltd.	62,021
		TOTAL	687,742
		United States – 32.6%
2,050		Accenture PLC	105,534
2,500		Automatic Data Processing, Inc.	125,000
2,600		Cardinal Health, Inc.	108,264
700		Coach, Inc.	38,444
1,500		ConocoPhillips	116,805
2

Principal Amount or Shares			Value in U.S. Dollars
6,400	[1]	Dell, Inc.	101,312
6,900		Discover Financial Services	150,075
2,400		Exxon Mobil Corp.	205,272
2,000	[1]	Foster Wheeler AG	72,320
800		Freeport-McMoran Copper & Gold, Inc.	42,360
1,600	[1]	GameStop Corp.	31,920
10,400		General Electric Co.	217,568
5,400	[1]	Gilead Sciences, Inc.	210,492
5,000		Interpublic Group Cos., Inc.	66,000
2,350		Joy Global, Inc.	228,843
6,500		KBR, Inc.	213,200
2,200	[1]	Liberty Media Holding Corp.	35,332
400		Lorillard, Inc.	30,708
1,600	[1]	Medco Health Solutions, Inc.	98,624
11,200		Microsoft Corp.	297,696
1,400	[1]	NASDAQ Stock Market, Inc.	40,054
900		National-Oilwell, Inc.	71,613
12,400		News Corp., Inc.	215,388
13,000		Qwest Communications International, Inc.	88,660
3,900		SEI Investments Co.	89,739
700		TJX Cos., Inc.	34,909
1,000		Tyco Electronics Ltd.	36,040
6,300		Valero Energy Corp.	177,534
2,800		Viacom, Inc., Class B	125,048
1,900		Walgreen Co.	82,346
2,900		Western Union Co.	63,771
		TOTAL	3,520,871
		TOTAL COMMON STOCKS (IDENTIFIED COST $9,282,163)	10,012,660
		EXCHANGE-TRADED FUNDS – 7.1%
		South Korea – 1.4%
2,700		iShares MSCI South Korea	156,762
		Taiwan – 5.7%
41,600		iShares MSCI Taiwan	613,184
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $765,419)	769,946
		MUTUAL FUNDS – 0.3%
29,155	[2,3]	Federated Prime Value Obligations Fund, Class IS, 0.21% (AT NET ASSET VALUE)	29,155
		TOTAL INVESTMENTS — 100.0% (IDENTIFIED COST $10,076,737)[4]	10,811,761
		OTHER ASSETS AND LIABILITIES - NET — 0.0%[5]	3,629
		TOTAL NET ASSETS — 100%	$10,815,390

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	At February 28, 2011, the cost of investments for federal tax purposes was $10,076,737. The net unrealized appreciation from investments was $735,024. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $873,721 and net unrealized depreciation from investments for those securities having an excess of cost over value of $138,697.

3

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securitiesLevel 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of February 28, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets at carried value

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
PLC	— Public Limited Company

4

Federated Intercontinental Fund

Portfolio of Investments

February 28, 2011 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 98.6%
		Austria – 3.2%
411,854		Erste Group Bank AG	21,738,924
132,000	[1]	Raiffeisen Bank International AG	7,923,672
		TOTAL	29,662,596
		Denmark – 13.8%
87,000		Carlsberg A/S, Class B	9,258,745
309,000	[2]	Chr.Hansen Holding	7,177,402
442,600		DSV, De Sammensluttede Vognmad AS	10,231,490
948		AP Moller-Maersk A/S	9,413,326
158,800		Danisco A/S	19,456,894
622,300		Danske Bank A/S	14,615,930
570,000	[2]	GN Store Nord AS	5,570,239
391,700		H. Lundbeck AS	8,953,350
47,800	[1]	NKT Holding A/S	2,713,356
890,000		Nordea Bank AB	10,117,469
187,200		Novo Nordisk, Class B	23,577,568
74,000		Royal Unibrew A/S	4,793,633
120,500		Sydbank AS	3,122,339
		TOTAL	129,001,741
		Germany – 20.0%
116,100		Allianz SE	16,726,152
35,000	[1]	Aurubis AG	1,862,863
203,000		BASF SE	16,880,623
59,000		Bayer AG	4,574,009
550,000		Commerzbank AG, Frankfurt	4,740,542
55,000		Continental AG	4,648,706
161,500		Daimler AG	11,377,100
174,250		Deutsche Bank AG	11,200,453
137,000		Deutsche Lufthansa AG	2,800,822
815,000		Deutsche Telekom AG, Class REG	10,959,803
81,800		E.On AG	2,683,720
73,000		Fresenius SE & Co KGaA	6,659,680
77,500		GEA Group AG	2,395,058
85,600		Hochtief AG	8,432,852
36,000		Lanxess AG	2,677,655
41,000		MAN SE	5,205,737
78,000		MTU Aero Engines GmbH	5,200,438
82,500		Metro AG	6,033,831
88,900		Muenchener Rueckversicherungs-Gesellschaft AG	14,837,849
54,000		SAP AG	3,257,896
214,100		Siemens AG	28,832,699
120,000		Suedzucker AG	3,295,320
43,000		Vossloh AG	5,527,320
64,200		Wincor Nixdorf AG	5,379,354
		TOTAL	186,190,482

Shares or Principal Amount			Value in U.S. Dollars
		Indonesia – 4.5%
9,800,000		PT Adaro Energy	2,721,759
8,000,000		PT Aneka Tambang Tbk	1,995,126
920,000		PT Astra International	5,428,329
3,700,000		PT Bank Central Asia	2,642,408
4,700,000		PT Bank Mandiri	3,090,177
3,662,838		PT Bank Negara Indonesia	1,474,021
3,600,000		PT Bank Rakyat Indonesia	1,918,041
7,200,000		PT Indofood Sukses Makmur	3,876,892
6,900,000	[2]	PT International Nickel Indonesia Tbk (INCO)	3,950,008
1,300,000		PT Tambang Batubara Bukit Asam Tbk	2,954,713
72,000		PT Telekomunikasi Indonesia, Class CS, ADR	2,461,680
1,810,000		PT Unilever Indonesia Tbk	3,323,924
1,270,000		PT United Tractors	3,340,022
6,000,000		Perusahaan Gas Negara PT	2,414,555
		TOTAL	41,591,655
		Japan – 13.7%
185,000		Ajinomoto Co., Inc.	2,123,525
1,020,000		Asahi Kasei Corp.	7,032,333
30,000		Astellas Pharma, Inc.	1,175,356
600,000	[1]	Cosmo Oil Co. Ltd.	2,171,016
400,000		Daiichi Sankyo Co. Ltd.	8,566,714
200,000	[1,2]	Elpida Memory, Inc.	2,997,372
125,000		Hamamatsu Photonics K.K.	4,797,995
215,000		Honda Motor Co. Ltd.	9,316,973
230,000	[2]	Jx Holdings, Inc.	1,611,026
855,000		Kaneka Corp.	6,271,010
85,000		Kao Corp.	2,285,924
90,000		Kose Corp.	2,441,293
470,000		Mitsubishi Chemical Holdings Corp.	3,429,986
340,000		Mitsubishi Electric Corp.	4,019,070
1,350,000		Mitsubishi Heavy Industries Ltd.	5,726,423
1,120,000		Mitsui Chemicals, Inc.	4,175,784
25,000		Murata Manufacturing Co. Ltd.	1,858,077
1,150,000		NEC Corp.	3,163,010
2,000,000		Nippon Steel Corp.	7,236,722
50,000		Nippon Telegraph & Telephone Corp.	2,438,726
980,000		Nomura Holdings, Inc.	6,205,489
55,000		Rinnai Corp.	3,368,376
305,000		Sumitomo Corp.	4,503,881
770,000		Sumitomo Electric Industries	11,248,090
210,000		Suzuki Motor Corp.	4,957,032
52,000		Takeda Pharmaceutical Co. Ltd.	2,583,950
840,000		Tokuyama Corp.	4,415,378
500,000		Toshiba Corp.	3,269,971
1,350,000		Ube Industries	4,356,702
		TOTAL	127,747,204
		Mexico – 9.9%
500,000		Alfa, SAB de CV, Class A	6,221,442
428,000		America Movil SAB de CV, Class L, ADR	24,575,760

Shares or Principal Amount			Value in U.S. Dollars
800,000	[2]	Compartamos SAB de CV	1,534,228
187,000		Fomento Economico Mexicano, SA de CV, ADR	10,515,010
39,900		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	2,181,732
1,500,000		Grupo Financiero Banorte SA de CV	6,804,379
650,000		Grupo Financiero Inbursa, SA de CV, Class O	2,727,288
485,000		Grupo Modelo SA de CV, Class C	2,933,443
319,000		Grupo Televisa SA, GDR	7,534,780
159,000		Industrias Penoles SA	5,531,006
510,000		Mexichem SA de CV	1,836,885
2,600,000	[2]	Nuevo Grupo Mexico SA, Class B	9,908,036
3,470,000		Wal-Mart de Mexico SAB de CV	9,943,367
		TOTAL	92,247,356
		Norway – 12.9%
218,000		Aker Solutions ASA	4,612,871
795,866		DnB NOR Bank ASA	12,307,060
234,300		Fred Olsen Energy ASA	9,848,616
250,200	[1]	Frontline Ltd.	6,764,094
2,178,600	[1]	Golden Ocean Group Ltd.	2,810,683
258,000		SeaDrill Ltd.	9,831,292
760,000	[2]	Songa Offshore ASA	4,600,550
807,443		Statoil ASA	21,281,130
514,389	[2]	Subsea 7 SA	13,217,488
156,600		TGS Nopec Geophysical Co. ASA	4,043,491
968,400		Telenor ASA	16,055,844
289,500		Yara International ASA	15,348,122
		TOTAL	120,721,241
		South Korea – 11.7%
180,400		Daewoo Shipbuilding & Marine Engineering Co. Ltd.	5,514,376
110,000		Dongkuk Steel Mill	3,479,378
97,000		Hana Financial Holdings	3,867,452
139,700		Hanwha Chemical	4,158,880
17,200		Hyundai Heavy	6,629,159
59,300		Hyundai Motor Co.	9,352,235
15,800		Inchon Iron & Steel	1,812,874
70,000		KB Financial Group, Inc.	3,423,559
92,900	[1]	KT Corp., ADR	1,838,491
171,000	[2]	Kia Motors Corp.	8,696,584
9,129		LG Chemical Ltd.	3,008,894
20,000		LG Corp.	1,375,094
44,900		LG Electronics, Inc.	4,415,806
35,750		POSCO, ADR	3,685,110
31,600		SK Innovation Co. Ltd.	4,899,659
15,800		Samsung Electro-Mechanics Co.	1,805,874
26,750		Samsung Electronics Co.	21,875,914
30,000		Samsung Engineering Co. Ltd.	4,757,897
115,000		Samsung Heavy Industries	3,708,856
30,600		Samsung SDI Co. Ltd.	4,514,154
55,000		Shinhan Financial Group Co. Ltd.	2,295,220

Shares or Principal Amount			Value in U.S. Dollars
130,700		Woongjin Coway Co. Ltd.	3,786,727
		TOTAL	108,902,193
		Taiwan, Province of China – 8.9%
10,300,000	[2]	CMC Magnetics Corp.	2,436,100
5,170,000		Cathay Financial Holding Co. Ltd.	8,310,693
2,000,000		China Steel Corp.	2,259,592
3,984,400		Chinatrust Financial Holding Co. Ltd.	3,127,792
640,000		Chunghwa Telecom Co. Ltd.	1,894,728
1,610,000		Coretronic Corp.	2,588,227
1,734,000		Far Eastern New Century Corp.	2,708,127
1,050,000		Formosa Chem & Fibre	3,585,411
1,895,000		Formosa Petrochemical Corp.	5,743,703
1,090,000		Formosa Plastic Corp.	3,659,860
1,580,000		Gigabyte Technology Co. Ltd.	1,583,084
5,243,000		Inventec Co. Ltd.	2,703,686
2,620,000		Mega Financial Holding Co. Ltd.	1,896,349
4,000,000		Micro-Star International Co.	2,183,153
1,910,000		Nan Ya Plastic	5,537,300
5,425,200		Pou Chen Corp.	4,742,100
3,480,000		Siliconware Precision Industries Co.	4,809,067
3,725,000		Taiwan Semiconductor Manufacturing Co.	8,905,262
15,900,000		United Microelectronics Corp.	8,269,538
6,300,000		Vanguard International Semiconductor Corp.	3,492,409
4,500,000		Wan Hai Lines Ltd.	3,080,550
		TOTAL	83,516,731
		TOTAL COMMON STOCKS (IDENTIFIED COST $735,131,216)	919,581,199
		U.S. Treasury – 0.1%
$1,200,000	[3]	United States Treasury Bill, 0.15%, 5/12/2011 (IDENTIFIED COST $1,199,712)	1,199,718
		MUTUAL FUND – 0.3%
3,050,214	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21% (AT NET ASSET VALUE)	3,050,214
		REPURCHASE AGREEMENT – 2.9%
$26,928,000		Interest in $5,305,000,000 joint repurchase agreement 0.20%, dated 2/28/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,305,029,472 on 3/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,411,130,063 (purchased with proceeds from securities lending collateral). (AT COST)	26,928,000
		TOTAL INVESTMENTS — 101.9% (IDENTIFIED COST $766,309,142)[6]	950,759,131
		OTHER ASSETS AND LIABILITIES - NET — (1.9)%[7]	(17,803,927)
		TOTAL NET ASSETS — 100%	$932,955,204

At February 28, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[2]Topix Index Long Futures	70	$665,700,000	March 2011	$414,070

At February 28, 2011, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
4/26/2011	22,755,000 New Zealand Dollar	$17,312,004	$(258,384)
4/26/2011	16,975,000 Pound Sterling	$27,481,676	$100,103
4/26/2011	16,975,000 Pound Sterling	$27,484,223	$97,557
4/26/2011	126,977,240 Swedish Krona	$19,817,899	$176,666
Contracts Sold:
3/1/2011	12,512,568 Danish Krone	$2,306,252	$(9,604)
3/31/2011	6,085,612,000 Japanese Yen	$74,029,706	$(374,970)
4/26/2011	34,166,700 Euro	$46,736,287	$(380,490)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(649,122)

Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and
Liabilities — Net.”

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of February 28, 2011, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$25,507,444	$26,928,000
2	Non-income producing security.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.
4	Affiliated company.
5	7-Day net yield.
6	At February 28, 2011, the cost of investments for federal tax purposes was $766,309,142. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments and futures contracts was $184,449,989. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $189,919,242 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,469,253.
7	Assets, other than investments in securities, less liabilities.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securitiesLevel 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
International	$836,064,468	$83,516,731*	$ —	$919,581,199
U.S. Treasury	—	1,199,718	—	1,199,718
Mutual Fund	3,050,214	—	—	3,050,214
Repurchase Agreement	—	26,928,000	—	26,928,000
TOTAL SECURITIES	$839,114,682	$111,644,449	$ —	$950,759,131
OTHER FINANCIAL INSTRUMENTS**	$404,466	$(639,518)	$ —	$(235,052)
*	Includes $75,736,529 of securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity.
**	Other financial instruments include futures contracts and foreign exchange contracts.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2011.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
GDR	— Global Depository Receipt

Federated International Strategic Value Dividend Fund

Portfolio of Investments

February 28, 2011 (unaudited)

Shares		Value in U.S. Dollars
	COMMON STOCKS – 98.3%
	Banks – 8.4%
12,000	Australia & New Zealand Banking Group, Melbourne	294,815
22,900	Banco Do Brasil SA	409,469
55,700	Banco Santander, SA	686,773
6,700	Bank of Montreal	427,288
28,000	DBS Group Holdings Ltd.	312,187
41,000	National Australia Bank Ltd., Melbourne	1,076,999
15,000	Westpac Banking Corp. Ltd., Sydney	359,356
	TOTAL	3,566,887
	Energy – 15.9%
31,400	Crescent Point Energy Corp.	1,518,370
26,100	ENI SpA	636,415
32,280	Repsol YPF SA	1,083,775
33,883	Royal Dutch Shell PLC, Class A	1,218,135
31,205	Statoil ASA	822,445
23,912	Total SA	1,465,413
	TOTAL	6,744,553
	Food & Staples Retailing – 1.9%
192,500	Metcash Ltd.	795,735
	Food, Beverage & Tobacco – 10.7%
18,215	British American Tobacco PLC	729,028
27,710	Coca-Cola Amatil Ltd.	334,323
17,211	Diageo PLC	336,308
142,485	Foster's Group Ltd.	829,806
299,552	Goodman Fielder Ltd.	379,711
27,355	Imperial Tobacco Group PLC	877,830
34,649	Unilever PLC	1,027,407
	TOTAL	4,514,413
	Health Care Equipment & Services – 0.7%
27,060	Sonic Healthcare Ltd.	310,777
	Household & Personal Products – 1.2%
85,000	Kimberly-Clark de Mexico, Class A	495,075
	Insurance – 3.6%
1,675	Muenchener Rueckversicherungs-Gesellschaft AG	279,566
363,700	Royal & Sun Alliance Insurance Group PLC	828,930
1,400	Zurich Financial Services AG	406,393
	TOTAL	1,514,889
	Media – 6.4%
8,900	Pearson PLC	151,917
27,600	Shaw Communications, Inc., Class B	587,766
192,000	Singapore Press Holdings Ltd.	585,753
36,066	Vivendi SA	1,028,233
15,738	Wolters Kluwer NV	371,806
	TOTAL	2,725,475
	Pharmaceuticals, Biotechnology & Life Sciences – 7.7%
14,327	AstraZeneca PLC	697,789
14,400	Eisai Co. Ltd.	537,767
1

Shares			Value in U.S. Dollars
51,043		GlaxoSmithKline PLC	979,970
14,953		Sanofi-Aventis	1,031,719
		TOTAL	3,247,245
		Real Estate – 4.6%
20,500		Calloway Real Estate Investment Trust	523,076
56,600		RioCan Real Estate Investment Trust	1,410,995
		TOTAL	1,934,071
		Software & Services – 1.3%
41,300		Redecard SA	533,688
		Technology Hardware & Equipment – 2.3%
10,351		Neopost SA	981,873
		Telecommunication Services – 19.7%
19,048		Belgacom	714,303
793,300	[1]	Cable & Wireless Communications PLC	619,021
131,854		Chunghwa Telecom Co. Ltd.	390,356
63,002		Deutsche Telekom AG, Class REG	847,226
41,842		Koninklijke KPN NV	677,866
7,775		Mobistar SA	496,758
51,775		Portugal Telecom SGPS SA	605,298
201,385		Singapore Telecom Ltd.	470,289
272,000		StarHub Ltd.	560,340
8,200		TELUS Corp.	389,089
33,735		Telefonica SA	856,568
26,250		Telekom Austria AG	374,915
277,515		Telstra Corp. Ltd.	786,907
204,325		Vodafone Group PLC	578,956
		TOTAL	8,367,892
		Transportation – 0.8%
58,500		FirstGroup PLC	346,926
		Utilities – 13.1%
8,630		CPFL Energia SA	224,438
31,161		GDF Suez	1,263,143
139,667		National Grid PLC	1,296,453
52,700		Scottish & Southern Energy PLC	1,061,473
182,100		Terna SpA	839,807
92,270		United Utilities Group PLC	887,992
		TOTAL	5,573,306
		TOTAL COMMON STOCKS (IDENTIFIED COST $38,628,536)	41,652,805
		MUTUAL FUND – 0.9%
364,356	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21% (AT NET ASSET VALUE)	364,356
		TOTAL INVESTMENTS — 99.2% (IDENTIFIED COST $38,992,892)[4]	42,017,161
		OTHER ASSETS AND LIABILITIES - NET — 0.8%[5]	342,495
		TOTAL NET ASSETS — 100%	$42,359,656

2

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	At February 28, 2011, the cost of investments for federal tax purposes was $38,992,892. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $3,024,269. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,382,600 and net unrealized depreciation from investments for those securities having an excess of cost over value of $358,331.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securitiesLevel 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds*	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
International	$41,262,449	$390,356[1]	$ —	$41,652,805
Mutual Fund	364,356	—	—	364,356
TOTAL SECURITIES	$41,626,805	$390,356	$ —	$42,017,161
1	Includes $400,116 of securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
4

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Funds

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 20, 2011

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2011